Goodwill and Intangible Assets - Net	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets - Net
6. GOODWILL AND INTANGIBLE ASSETS — NET
Goodwill
Goodwill consisted of the following (in thousands):

	Residential	Commercial	Total
Goodwill as of September 30, 2019	$903,909	$40,389	$944,298
Acquisitions (1)	7,092	—	7,092

Goodwill as of September 30, 2020	$911,001	$40,389	$951,390

Accumulated impairment losses as of September 30, 2019	$—	$32,200	$32,200

Accumulated impairment losses as of September 30, 2020	$—	$32,200	$32,200

(1)	Acquisition of Return Polymers, Inc., refer to Note 3.
Intangible assets, net
The Company does not have any indefinite lived intangible assets other than goodwill as of September 30, 2020 and 2019. Finite-lived intangible assets consisted of the following (in thousands):

		As of September 30, 2020
	Lives in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Propriety knowledge	10 — 15	$289,300	$(195,303)	$93,997
Trademarks	5 — 20	223,840	(124,521)	99,319
Customer relationships	15 — 19	146,670	(52,119)	94,551
Patents	10	7,000	(3,182)	3,818
Other intangible assets	3 — 15	4,076	(3,387)	689

Total intangible assets		$670,886	$(378,512)	$292,374

		As of September 30, 2019
	Lives in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Propriety knowledge	10 — 15	$289,300	$(171,686)	$117,614
Trademarks	5 — 20	223,140	(108,096)	115,044
Customer relationships	15 — 19	142,270	(39,084)	103,186
Patents	10	7,000	(2,132)	4,868
Other intangible assets	3 — 15	4,076	(2,370)	1,706

Total intangible assets		$665,786	$(323,368)	$342,418

Amortization expense was approximately $55.1 million, $60.2 million and $51.4 million for the years September 30, 2020, 2019 and 2018, respectively. As of September 30, 2020, the remaining weighted average amortization period for acquired intangible assets was 12.9 years.
Amortization expense relating to these amortizable intangible assets as of September 30, 2020, is expected to be as follows (in thousands):

2021	$49,802
2022	44,347
2023	39,219
2024	34,227
2025	29,281
Thereafter	95,498

Total	$292,374